OTHER LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other expenses:
Other expenses	$ (428)	$ 0
Total other expenses	(428)	0
Other income:
Forgiveness of PPP loan (Note 12)	181	0
Other gain	137	0
Total other income	318	0
Total other loss	$ (110)	$ 0